NOTE 11: SECURED LOAN PAYABLE (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Disclosure of detailed information about secured loan payable
	As at December 31,
	2018	2017	2016
Principal	$550,000	$550,000	$550,000
Interest	167,460	126,849	88,537
	$717,460	$676,849	$638,537